LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2022
LOANS, NET [Abstract]
Direct Loans, Net
a)	This item consists of the following:

	2022	2021
	S/(000)	S/(000)
Direct loans -
Loans	119,602,591	120,621,183
Credit cards	6,187,910	5,626,026
Leasing receivables	6,174,850	6,446,450
Factoring receivables	3,976,898	3,572,697
Discounted notes	2,982,291	2,718,321
Advances and overdrafts in current account	219,932	69,238
Refinanced loans	2,100,018	1,800,465
Total direct loans	141,244,490	140,854,380

Internal overdue loans and under legal collection loans	5,945,779	5,562,439
	147,190,269	146,416,819
Add (less) -
Accrued interest	1,516,962	1,280,262
Unearned interest	(80,857)	(99,669)
Total direct loans	148,626,374	147,597,412
Allowance for loan losses (c)	(7,872,402)	(8,477,308)
Total direct loans, net	140,753,972	139,120,104

Composition of Gross Credit Balance
b)	As of December 31, 2022, and 2021, the composition of the gross credit balance is as follows:

	2022	2021
	S/(000)	S/(000)

Direct loans, Note7 (a)	147,190,269	146,416,819
Indirect loans, Note 21(a)	20,928,055	22,914,343
Banker’s acceptances Note 3(r)	699,678	532,404
Total	168,818,002	169,863,566

Movement of Gross Balance of Loan Portfolio by Stages
The movement of gross balance of loan portfolio by stages is as follows for the periods of 2022 and 2021 is as follows:

Stage 1
Loans by class	Balance at December 31, 2021	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	90,281,463	(10,689,388)	(782,333)	7,640,908	356,896	1,067,360	(21,784)	–	(1,662,665)	86,190,457
Residential mortgage loans	18,702,189	(4,019,065)	(84,000)	1,995,000	27,176	2,247,060	7,496	–	(235,424)	18,640,432
Micro-business loans	10,803,696	(11,398,414)	(235,229)	4,142,176	95,327	10,960,618	(739,253)	–	(203,268)	13,425,653
Consumer loans	11,993,823	(6,578,251)	(300,120)	3,313,501	58,137	6,176,605	753,541	–	(30,301)	15,386,935
Total	131,781,171	(32,685,118)	(1,401,682)	17,091,585	537,536	20,451,643	–	–	(2,131,658)	133,643,477

Stage 2
Loans by class	Balance at December 31, 2021	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	11,342,409	(7,640,908)	(2,586,811)	10,689,388	434,550	(3,906,923)	614,296	–	(95,828)	8,850,173
Residential mortgage loans	1,758,125	(1,995,000)	(292,259)	4,019,065	23,225	(286,590)	427	–	(19,912)	3,207,081
Micro-business loans	8,927,358	(4,142,176)	(1,627,919)	11,398,414	93,396	(6,722,150)	(599,450)	–	(61,009)	7,266,464
Consumer loans	2,921,075	(3,313,501)	(1,025,878)	6,578,251	71,775	(1,741,617)	(15,273)	–	(3,228)	3,471,604
Total	24,948,967	(17,091,585)	(5,532,867)	32,685,118	622,946	(12,657,280)	–	–	(179,977)	22,795,322

Stage 3
Loans by class	Balance at December 31, 2021	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	8,756,743	(356,896)	(434,550)	782,333	2,586,811	(2,934,746)	(95,866)	(7,803)	(145,826)	8,150,200
Residential mortgage loans	1,371,146	(27,176)	(23,225)	84,000	292,259	(283,888)	–	(2,442)	(22,613)	1,388,061
Micro-business loans	1,906,210	(95,327)	(93,396)	235,229	1,627,919	(1,905,488)	85,153	(909)	(17,832)	1,741,559
Consumer loans	1,099,329	(58,137)	(71,775)	300,120	1,025,878	(1,205,204)	10,713	(304)	(1,237)	1,099,383
Total	13,133,428	(537,536)	(622,946)	1,401,682	5,532,867	(6,329,326)	–	(11,458)	(187,508)	12,379,203

Consolidated 3 Stages
Loans by class	Balance at December 31, 2021	Loan portfolio written off and forgiven	New loans and liquidation, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	110,380,615	(421,319)	(5,352,990)	496,646	(7,803)	(1,904,319)	103,190,830
Residential mortgage loans	21,831,460	(33,960)	1,710,542	7,923	(2,442)	(277,949)	23,235,574
Micro-business loans	21,637,264	(1,164,678)	3,497,658	(1,253,550)	(909)	(282,109)	22,433,676
Consumer loans	16,014,227	(955,301)	4,185,085	748,981	(304)	(34,766)	19,957,922
Total	169,863,566	(2,575,258)	4,040,295	–	(11,458)	(2,499,143)	168,818,002

Stage 1
Loans by class	Balance at December 31, 2020	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	84,366,795	(13,032,923)	(912,504)	8,283,495	464,932	5,398,312	1,482,015	–	4,231,341	90,281,463
Residential mortgage loans	18,063,315	(2,595,038)	(226,183)	1,622,944	76,745	1,378,089	(45,768)	(474)	428,559	18,702,189
Micro-business loans	11,580,793	(12,106,836)	(332,694)	4,401,320	142,517	9,164,707	(2,193,954)	–	147,843	10,803,696
Consumer loans	9,980,504	(4,602,656)	(685,511)	1,961,919	72,304	4,394,600	757,707	–	114,956	11,993,823
Total	123,991,407	(32,337,453)	(2,156,892)	16,269,678	756,498	20,335,708	–	(474)	4,922,699	131,781,171

Stage 2
Loans by class	Balance at December 31, 2020	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	10,090,159	(8,283,495)	(3,350,523)	13,032,923	800,280	(2,042,256)	800,739	–	294,582	11,342,409
Residential mortgage loans	1,360,460	(1,622,944)	(516,497)	2,595,038	185,299	(255,142)	(5,529)	–	17,440	1,758,125
Micro-business loans	8,451,947	(4,401,320)	(1,921,386)	12,106,836	164,077	(4,686,408)	(794,634)	–	8,246	8,927,358
Consumer loans	2,584,176	(1,961,919)	(854,967)	4,602,656	214,329	(1,666,707)	(576)	–	4,083	2,921,075
Total	22,486,742	(16,269,678)	(6,643,373)	32,337,453	1,363,985	(8,650,513)	–	–	324,351	24,948,967

Stage 3
Loans by class	Balance at December 31, 2020	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans, liquidation and write-offs, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	6,850,481	(464,932)	(800,280)	912,504	3,350,523	(1,413,990)	5,957	(30,101)	346,581	8,756,743
Residential mortgage loans	1,144,605	(76,745)	(185,299)	226,183	516,497	(270,401)	(3,696)	(9,126)	29,128	1,371,146
Micro-business loans	1,978,448	(142,517)	(164,077)	332,694	1,921,386	(2,017,681)	(9,675)	(6,629)	14,261	1,906,210
Consumer loans	1,641,295	(72,304)	(214,329)	685,511	854,967	(1,808,007)	7,414	(1,237)	6,019	1,099,329
Total	11,614,829	(756,498)	(1,363,985)	2,156,892	6,643,373	(5,510,079)	–	(47,093)	395,989	13,133,428

Consolidated 3 Stages
Loans by class	Balance at December 31, 2020	Loan portfolio written off and forgiven	New loans and liquidation, net	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	101,307,435	(160,079)	2,102,145	2,288,711	(30,101)	4,872,504	110,380,615
Residential mortgage loans	20,568,380	(39,189)	891,735	(54,993)	(9,600)	475,127	21,831,460
Micro-business loans	22,011,188	(1,517,271)	3,977,889	(2,998,263)	(6,629)	170,350	21,637,264
Consumer loans	14,205,975	(1,349,843)	2,269,729	764,545	(1,237)	125,058	16,014,227
Total	158,092,978	(3,066,382)	9,241,498	–	(47,567)	5,643,039	169,863,566

Movement in Allowance for Loan loss for Direct and Indirect Loans
c)
As of December 31, 2022, and 2021, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans and indirect loans and due from customers on banker’s acceptances is shown below:

Stage 1
Loans by class	Balance at December 31, 2021	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PDs, LGDs, EADs(*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	607,880	(167,527)	(16,135)	168,102	41,729	86,676	(120,997)	(12,101)	–	(15,728)	571,899
Residential mortgage loans	76,706	(27,467)	(778)	52,161	15,910	10,256	(43,766)	2,274	–	(1,760)	83,536
Micro-business loans	434,162	(372,672)	(14,219)	152,072	17,632	471,157	(352,379)	(14,695)	–	(5,098)	315,960
Consumer loans	317,597	(195,412)	(9,065)	190,973	54,506	340,981	(419,651)	24,522	–	(4,129)	300,322
Total	1,436,345	(763,078)	(40,197)	563,308	129,777	909,070	(936,793)	–	–	(26,715)	1,271,717

Stage 2
Loans by class	Balance at December 31, 2021	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PDs, LGDs, EADs(*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	652,781	(168,102)	(225,459)	167,527	61,995	(218,631)	167,455	58,569	–	(2,878)	493,257
Residential mortgage loans	97,388	(52,161)	(21,869)	27,467	13,888	(11,992)	76,064	75	–	(2,028)	126,832
Micro-business loans	625,255	(152,072)	(274,896)	372,672	34,163	(384,376)	381,863	(56,841)	–	(4,855)	540,913
Consumer loans	637,763	(190,973)	(312,930)	195,412	62,043	(132,340)	183,112	(1,803)	–	(710)	439,574
Total	2,013,187	(563,308)	(835,154)	763,078	172,089	(747,339)	808,494	–	–	(10,471)	1,600,576

Stage 3
Loans by class	Balance at December 31, 2021	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans liquidation, and write- offs, net	Changes in PDs, LGDs, EADs(*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	2,730,792	(41,729)	(61,995)	16,135	225,459	(734,370)	814,163	(51,601)	(7,590)	(42,377)	2,846,887
Residential mortgage loans	800,639	(15,910)	(13,888)	778	21,869	(163,673)	143,014	-	(1,671)	(13,378)	757,780
Micro-business loans	1,148,632	(17,632)	(34,163)	14,219	274,896	(1,351,918)	1,048,630	46,447	(830)	(15,127)	1,113,154
Consumer loans	941,416	(54,506)	(62,043)	9,065	312,930	(1,028,864)	822,883	5,154	(249)	(4,914)	940,872
Total	5,621,479	(129,777)	(172,089)	40,197	835,154	(3,278,825)	2,828,690	–	(10,340)	(75,796)	5,658,693

Consolidated 3 Stages			Credit loss of the period
	Balance at December 31, 2021	Loan portfolio written off and forgiven	New loans and liquidation, net	Changes in PDs, LGDs, EADs(*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2022 (**)

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,991,453	(421,319)	(445,006)	860,621	(5,133)	(7,590)	(60,983)	3,912,043
Residential mortgage loans	974,733	(33,960)	(131,449)	175,312	2,349	(1,671)	(17,166)	968,148
Micro-business loans	2,208,049	(1,164,678)	(100,459)	1,078 ,114	(25,089)	(830)	(25,080)	1,970,027
Consumer loans	1,896,776	(955,301)	135,078	586,344	27,873	(249)	(9,753)	1,680,768
Total	9,071,011	(2,575,258)	(541,836)	2,700,391	–	(10,340)	(112,982)	8,530,986

Stage 1
Loans by class	Balance at December 31, 2020	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PDs, LGDs, EADs(*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	721,503	(336,903)	(21,434)	305,143	29,199	(3,446)	(178,612)	67,526	–	24,904	607,880
Residential mortgage loans	157,935	(46,021)	(3,699)	60,588	39,211	48,386	(184,733)	158	–	4,881	76,706
Micro-business loans	610,188	(659,532)	(18,743)	276,189	25,295	834,576	(583,915)	(63,200)	–	13,304	434,162
Consumer loans	355,436	(305,127)	(25,628)	202,265	82,773	204,751	(199,591)	(4,484)	–	7,202	317,597
Total	1,845,062	(1,347,583)	(69,504)	844,185	176,478	1,084,267	(1,146,851)	–	–	50,291	1,436,345

Stage 2
	Balance at December 31, 2020	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PDs, LGDs, EADs(*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	666,002	(305,143)	(299,463)	336,903	97,276	(197,390)	264,953	83,136	–	6,507	652,781
Residential mortgage loans	111,739	(60,588)	(45,120)	46,021	94,787	10,612	(61,872)	(298)	–	2,107	97,388
Micro-business loans	1,087,978	(276,189)	(383,355)	659,532	67,236	(479,918)	31,194	(81,319)	–	96	625,255
Consumer loans	946,312	(202,265)	(412,088)	305,127	188,858	(334,140)	147,216	(1,519)	–	262	637,763
Total	2,812,031	(844,185)	(1,140,026)	1,347,583	448,157	(1,000,836)	381,491	–	–	8,972	2,013,187

Stage 3
	Balance at December 31, 2020	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans liquidation, and write- offs, net	Changes in PDs, LGDs, EADs(*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021

Loans by class
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	2,229,427	(29,199)	(97,276)	21,434	299,463	(471,283)	742,567	(26,219)	(27,726)	89,604	2,730,792
Residential mortgage loans	639,750	(39,211)	(94,787)	3,699	45,120	(174,618)	410,446	(1,867)	(5,613)	17,720	800,639
Micro-business loans	1,445,988	(25,295)	(67,236)	18,743	383,355	(1,804,583)	1,166,499	22,871	(6,335)	14,625	1,148,632
Consumer loans	1,463,365	(82,773)	(188,858)	25,628	412,088	(1,618,776)	924,246	5,215	(1,159)	2,440	941,416
Total	5,778,530	(176,478)	(448,157)	69,504	1,140,026	(4,069,260)	3,243,758	–	(40,833)	124,389	5,621,479

Consolidated 3 Stages			Credit loss of the period
Loans by class	Balance at December 31, 2020	Loan portfolio written off and forgiven	New loans and liquidation, net	Changes in PDs, LGDs, EADs(*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2021 (**)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,616,932	(160,079)	(512,040)	828,908	124,443	(27,726)	121,015	3,991,453
Residential mortgage loans	909,424	(39,189)	(76,431)	163,841	(2,007)	(5,613)	24,708	974,733
Micro-business loans	3,144,154	(1,517,271)	67,346	613,778	(121,648)	(6,335)	28,025	2,208,049
Consumer loans	2,765,113	(1,349,843)	(398,322)	871,871	(788)	(1,159)	9,904	1,896,776
Total	10,435,623	(3,066,382)	(919,447)	2,478,398	–	(40,833)	183,652	9,071,011

(*)	The movement includes the following effects:

(i)	calibrations to the PD, LGD and EAD models,
(ii)	updates to macroeconomic models and projections,
(iii)	increase or decrease of credit risk of loans due to stage changes,
(iv)	increase or decrease of credit risk of loans that remain in the same stage.

(**)
The movement in the allowance for loan losses of the period 2022 includes the allowance for direct, indirect loans and due from customers on banker’s acceptances for approximately S/7,872.4 million and S/658.6 million, respectively (approximately S/8,477.3 million and S/593.7 million, respectively, as of December 31, 2021). The expected loan loss for indirect loan is included in “Other liabilities” of the consolidated statement of financial position, Note 13(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2022 and 2021 has been established in accordance with IFRS 9 and is sufficient to cover losses on the loan portfolio.

Maturity and Payment Due for Gross Direct Loans
f)	The following table presents the gross direct loan portfolio as of December 31, 2022, and 2021 by maturity based on the remaining period to the payment due date:

	2022	2021
	S/(000)	S/(000)
Outstanding loans -
From 1 to 3 months	34,192,006	28,165,353
From 3 months to 1 year	35,338,442	35,930,674
From 1 to 3 years	29,576,654	36,354,113
From 3 to 5 years	11,572,896	9,327,203
From 5 to 15 years	27,144,332	26,926,208
More than 15 years	3,420,160	4,150,829
	141,244,490	140,854,380

Internal overdue loans -
Overdue up to 90 days	1,264,436	1,353,655
Over 90 days	4,681,343	4,208,784
	5,945,779	5,562,439

Total	147,190,269	146,416,819